Pension and Other Post-Retirement Benefits - Balance sheets presentation (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Pension and Other Post-Retirement Benefits
Current liabilities	$ (443)	$ (342)
Non current liabilities	(8,859)	(8,854)
AOCI	$ (1,054)	$ (1,252)